Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO Named Executive Officers (“Non-PEO NEOs”) and our performance for the fiscal years listed below. Our compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on TSR(4) ($)	Net Income (Loss) ($ millions)
2024	3,008,174	1,935,558	2,257,208	1,231,194	73.66	(42)
2023	1,694,818	2,518,697	869,728	1,363,701	178.45	(30)

____________

(1)      Raymond J. Tesi, M.D., was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are David Moss and Mark Lowdell.

(2)      The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation earned, realized, or received by our Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)      Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for our PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	3,008,174	(2,234,364)	1,161,748	1,935,558
2023	1,694,818	(1,194,318)	2,018,197	2,518,697
Year	Average Summary Compensation Table for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,257,208	(1,883,840)	857,826	1,231,194
2023	869,728	(597,159)	1,091,132	1,363,701

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Year that are Unvested as of Last Day of Year for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Grant in Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2024	1,462,365	(409,142)	260,171	(151,646)	—	1,161,748
2023	1,466,856	415,824	—	135,517	—	2,018,197
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Equity Awards Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,220,680	(233,433)	—	(129,421)	—	857,826
2023	733,428	276,026	—	81,678	—	1,091,132

(4)      The Company TSR assumes $100 was invested in the Company for the period starting December 31, 2022 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation earned, realized, or received by our Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
PEO Total Compensation Amount	[1]	$ 3,008,174	$ 1,694,818
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 1,935,558	2,518,697
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	3,008,174	(2,234,364)	1,161,748	1,935,558
2023	1,694,818	(1,194,318)	2,018,197	2,518,697

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Year that are Unvested as of Last Day of Year for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Grant in Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2024	1,462,365	(409,142)	260,171	(151,646)	—	1,161,748
2023	1,466,856	415,824	—	135,517	—	2,018,197

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,257,208	869,728
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 1,231,194	1,363,701
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Summary Compensation Table for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,257,208	(1,883,840)	857,826	1,231,194
2023	869,728	(597,159)	1,091,132	1,363,701
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Equity Awards Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,220,680	(233,433)	—	(129,421)	—	857,826
2023	733,428	276,026	—	81,678	—	1,091,132

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income (loss) during the two most recently completed fiscal years.

Total Shareholder Return Amount	[4]	$ 73.66	178.45
Net Income (Loss)		$ (42,000,000)	(30,000,000)
PEO Name		Raymond J.
PEO [Member] | Exclusion of Stock Awards and Option Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,234,364)	(1,194,318)
PEO [Member] | Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,161,748	2,018,197
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,462,365	1,466,856
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Year that are Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(409,142)	415,824
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		260,171
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Grant in Prior Year that Vested During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(151,646)	135,517
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Total – Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,161,748	2,018,197
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,883,840)	(597,159)
Non-PEO NEO [Member] | Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		857,826	1,091,132
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,220,680	733,428
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Equity Awards Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(233,433)	276,026
Non-PEO NEO [Member] | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(129,421)	81,678
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Total – Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 857,826	$ 1,091,132

[1]	Raymond J. Tesi, M.D., was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are David Moss and Mark Lowdell.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for our PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	3,008,174	(2,234,364)	1,161,748	1,935,558
2023	1,694,818	(1,194,318)	2,018,197	2,518,697
Year	Average Summary Compensation Table for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,257,208	(1,883,840)	857,826	1,231,194
2023	869,728	(597,159)	1,091,132	1,363,701

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Year that are Unvested as of Last Day of Year for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Grant in Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2024	1,462,365	(409,142)	260,171	(151,646)	—	1,161,748
2023	1,466,856	415,824	—	135,517	—	2,018,197
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Equity Awards Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,220,680	(233,433)	—	(129,421)	—	857,826
2023	733,428	276,026	—	81,678	—	1,091,132

[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation earned, realized, or received by our Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[4]	The Company TSR assumes $100 was invested in the Company for the period starting December 31, 2022 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.